IMPAIRMENT OF GOODWILL (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
IMPAIRMENT OF GOODWILL
Impairment of goodwill	$ 38,682	$ 38,682